Balances and Transactions in Foreign Currencies - Summary of Balances and Transactions in Foreign Currencies (Detail) € in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 EUR (€)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets		$ 67,738			$ 79,212
Noncurrent assets		205,782			198,783
Current liabilities		54,916			57,960
Noncurrent liabilities		$ 84,899			$ 88,159
U.S. Dollar
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets	$ 15,850			$ 21,358
Noncurrent assets	97			70
Current liabilities	4,053			8,777
Noncurrent liabilities	$ 37,892			$ 43,359
Euros
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Current assets | €						€ 0
Noncurrent assets | €						0
Current liabilities | €			180			214
Noncurrent liabilities | €						€ 0